UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1221 John Q. Hammons Drive

Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb

1221 John Q. Hammons Drive

Madison, WI 53717
(Name and address of agent for service)

608-824-8800

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.96%

Amusement, Gambling, and Recreation Industries - 3.22%
Las Vegas Sands Corporation	10,000	$461,600
The Walt Disney Company	15,000	746,850
		1,208,450

Beverage and Tobacco Product Manufacturing - 2.19%
PepsiCo, Inc.	12,000	821,160

Chemical Manufacturing - 8.40%
Abbott Laboratories	12,000	786,000
E. I. du Pont de Nemours and Company	17,000	764,490
Johnson & Johnson	14,000	981,400
Merck & Company, Inc.	15,000	614,100
		3,145,990

Computer and Electronic Product Manufacturing - 6.94%
Apple, Inc.	1,800	959,454
ION Geophysical Corporation (a)	75,000	488,250
Microchip Technology, Inc.	12,500	407,375
QUALCOMM, Inc.	12,000	744,240
		2,599,319

Couriers and Messengers - 1.18%
United Parcel Service, Inc. – Class B	6,000	442,380

Credit Intermediation and Related Activities - 10.32%
American Express Company	11,000	632,280
Bank of Montreal (b)	11,500	704,950
Citigroup, Inc.	12,000	474,720
JPMorgan Chase & Company	17,000	747,490
VeriFone Systems, Inc. (a)	21,000	623,280
Visa, Inc. - Class A	4,500	682,110
		3,864,830

2

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2012 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Electrical Equipment, Appliance, and
Component Manufacturing - 1.55%
Emerson Electric Company	11,000	$582,560

Food Manufacturing - 1.02%
Mondelez International, Inc.	15,000	382,050

Food Services and Drinking Places - 1.77%
McDonald’s Corporation	7,500	661,575

Insurance Carriers and Related Activities - 3.54%
American International Group, Inc. (a)	21,100	744,830
Berkshire Hathaway, Inc. - Class B (a)	6,500	583,050
		1,327,880

Machinery Manufacturing - 2.53%
General Electric Company	45,200	948,748

Merchant Wholesalers, Nondurable Goods - 3.72%
The Procter & Gamble Company	9,500	644,955
Universal Corporation	15,000	748,650
		1,393,605

Miscellaneous Manufacturing - 2.52%
3M Company	5,500	510,675
Stryker Corporation	7,900	433,078
		943,753

Other Information Services - 1.70%
Google Inc. (a)	900	638,433

Petroleum and Coal Products Manufacturing - 6.30%
BP PLC – ADR	18,000	749,520
Chevron Corporation	5,500	594,770
ConocoPhillips	12,000	695,880
Phillips 66	6,000	318,600
		2,358,770

3

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2012 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Pipeline Transportation - 2.15%
TransCanada Corporation (b)	17,000	$804,440

Professional, Scientific, and Technical Services - 0.72%
Global Geophysical Services, Inc. (a)	70,027	269,604

Publishing Industries - 1.43%
Microsoft Corporation	20,000	534,600

Support Activities for Mining - 1.57%
Schlumberger Limited (b)	8,500	588,965

Telecommunications - 1.68%
Vodafone Group PLC – ADR	25,000	629,750

Transportation Equipment Manufacturing - 2.51%
The Boeing Company	8,400	633,024
Johnson Controls, Inc.	10,000	307,000
		940,024

TOTAL COMMON STOCKS
(Cost $21,208,221)		25,086,886

EXCHANGE-TRADED FUNDS - 3.73%

Funds, Trusts, and Other Financial Vehicles - 3.73%
Alerian MLP	33,000	526,350
iShares MSCI South Korea Index	2,500	158,400
Market Vectors Oil Service	10,000	386,800
Financial Select Sector SPDR	20,000	328,000
		1,399,550

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,400,096)		1,399,550

4

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2012 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS - 25.57%

Beverage and Tobacco Product Manufacturing - 1.63%
Lorillard Tobacco Company
6.875%, 05/01/2020	$500,000	$610,343

Computer and Electronic Product Manufacturing - 1.28%
Nokia Corporation
5.375%, 05/15/2019 (b)	500,000	478,750

Credit Intermediation and Related Activities - 1.32%
General Electric Capital Corporation
1.375%, 08/01/2017 (c)	500,000	495,778

Funds, Trusts, and Other Financial Vehicles - 2.84%
Health Care Property Investors, Inc.
6.000%, 03/01/2015	500,000	544,013
Senior Housing Properties Trust
4.300%, 01/15/2016	500,000	518,724
		1,062,737

Health and Personal Care Stores - 0.99%
CVS Pass-Through Trust
6.943%, 01/10/2030	292,770	369,521

Oil and Gas Extraction - 2.91%
Petrobras International Finance Company
3.500%, 02/06/2017 (b)	500,000	525,624
Petrohawk Energy Corporation
7.250%, 08/15/2018	500,000	565,133
		1,090,757

Paper Manufacturing - 1.43%
Sealed Air Corporation
7.875%, 06/15/2017	500,000	535,625

5

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2012 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Petroleum and Coal Products Manufacturing - 1.50%
Owens Corning
6.500%, 12/01/2016	$500,000	$562,323

Professional, Scientific, and Technical Services - 1.44%
Affiliated Computer Services, Inc.
5.200%, 06/01/2015	500,000	537,765

Publishing Industries (Except Internet) - 2.06%
BMC Software, Inc.
4.500%, 12/01/2022	750,000	772,889

Rental and Leasing Services - 1.42%
Netflix, Inc.
8.500%, 11/15/2017	500,000	533,750

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 5.32%
The Goldman Sachs Group, Inc.
1.313%, 07/29/2013 (c)	500,000	501,671
3.000%, 10/30/2027 (c)	1,000,000	987,350
Morgan Stanley
2.810%, 05/14/2013 (c)	500,000	503,474
		1,992,495
Support Activities for Mining - 1.43%
Noble Holding International Limited
7.375%, 3/15/2014 (b)	500,000	537,439

TOTAL CORPORATE BONDS
(Cost $9,290,089)		9,580,172

6

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2012 (Unaudited) (Continued)

	Principal
	Amount	Value
MUNICIPAL BONDS - 0.66%

West Virginia State Job Investment Trust Board - Series 2003B
0.000%, 06/12/2013 (a)	$250,000	$246,005

TOTAL MUNICIPAL BONDS
(Cost $245,817)		246,005

	Shares
SHORT-TERM INVESTMENTS - 4.51%

Money Market Funds - 4.51%
STIT-STIC Prime Portfolio 0.056% (c)	1,100,000	1,100,000
STIT Treasury Portfolio 0.020% (c)	588,772	588,772
		1,688,772

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,688,772)		1,688,772

Total Investments
(Cost $33,832,995) - 101.43%		38,001,385

Liabilities in Excess of Other Assets - (1.43%)		(537,450)

TOTAL NET ASSETS - 100.00%		$37,463,935

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) Non-income producing security.

(b) Foreign issued security.

(c) Variable rate security. The rate listed is as of December 31, 2012.

7

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2012 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows**:

Cost of investments	$33,832,995
Gross unrealized appreciation	4,565,977
Gross unrealized depreciation	(397,587)
Net unrealized appreciation	$4,168,390

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

8

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.19%

Amusement, Gambling, and Recreation Industries - 4.49%
Las Vegas Sands Corporation	16,000	$738,560
The Walt Disney Company	23,000	1,145,170
		1,883,730

Beverage and Tobacco Product Manufacturing - 2.45%
PepsiCo, Inc.	15,000	1,026,450

Broadcasting (except Internet) - 2.07%
Sirius XM Radio Inc. (a)	300,000	867,000

Chemical Manufacturing - 8.79%
Abbott Laboratories	14,000	917,000
E. I. du Pont de Nemours and Company	20,000	899,400
Johnson & Johnson	18,000	1,261,800
Merck & Company, Inc.	15,000	614,100
		3,692,300

Computer and Electronic Product Manufacturing - 11.34%
Apple, Inc.	3,300	1,758,999
EMC Corporation (a)	20,000	506,000
ION Geophysical Corporation (a)	130,000	846,300
Microchip Technology, Inc.	12,500	407,375
QUALCOMM, Inc.	20,000	1,240,400
		4,759,074

Couriers and Messengers - 0.88%
United Parcel Service, Inc. – Class B	5,000	368,650

Credit Intermediation and Related Activities - 13.23%
American Express Company	17,000	977,160
Bank of Montreal (b)	13,900	852,070
Citigroup, Inc.	20,000	791,200
JPMorgan Chase & Company	25,500	1,121,235
VeriFone Systems, Inc. (a)	33,000	979,440
Visa, Inc. - Class A	5,500	833,690
		5,554,795

9

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
December 31, 2012 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Electrical Equipment, Appliance, and
Component Manufacturing - 1.26%
Emerson Electric Company	10,000	$529,600

Food Manufacturing - 2.12%
Mondelez International, Inc.	35,000	891,450

Food Services and Drinking Places - 2.10%
McDonald’s Corporation	10,000	882,100

Insurance Carriers and Related Activities - 4.91%
American International Group, Inc. (a)	33,000	1,164,900
Berkshire Hathaway, Inc. - Class B (a)	10,000	897,000
		2,061,900

Machinery Manufacturing - 3.50%
General Electric Company	70,000	1,469,300

Merchant Wholesalers, Nondurable Goods - 3.95%
The Procter & Gamble Company	13,400	909,726
Universal Corporation	15,000	748,650
		1,658,376

Miscellaneous Manufacturing - 3.40%
3M Company	9,000	835,650
Stryker Corporation	10,800	592,056
		1,427,706

Other Information Services - 3.21%
Google Inc. (a)	1,900	1,347,803

Petroleum and Coal Products Manufacturing - 7.16%
BP PLC – ADR	18,000	749,520
Chevron Corporation	6,900	746,166
ConocoPhillips	16,000	927,840
Phillips 66	11,000	584,100
		3,007,626

10

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
December 31, 2012 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Pipeline Transportation - 2.48%
TransCanada Corporation (b)	22,000	$1,041,040

Professional, Scientific, and Technical Services - 1.80%
Exact Sciences Corporation (a)	35,000	370,650
Global Geophysical Services, Inc. (a)	100,024	385,092
		755,742

Publishing Industries (Except Internet) - 1.91%
Microsoft Corporation	30,000	801,900

Support Activities for Mining - 1.98%
Schlumberger Limited (b)	12,000	831,480

Telecommunications - 2.10%
Vodafone Group PLC – ADR	35,000	881,650

Transportation Equipment Manufacturing - 3.06%
The Boeing Company	13,000	979,680
Johnson Controls, Inc.	10,000	307,000
		1,286,680

TOTAL COMMON STOCKS
(Cost $32,951,325)		37,026,352

PREFERRED SECURITIES - 1.74%

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.74%
The Goldman Sachs Group, Inc., Series D
4.000% (c)	35,000	730,100

TOTAL PREFERRED SECURITIES
(Cost $625,058)		730,100

11

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
December 31, 2012 (Unaudited) (Continued)

	Shares	Value
EXCHANGE-TRADED FUNDS - 4.14%

Funds, Trusts, and Other Financial Vehicles - 2.21%
Market Vectors Oil Service	10,000	$386,800
Financial Select Sector SPDR	25,000	410,000
SPDR S&P Homebuilders	5,000	133,000
		929,800

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.93%
SPDR Gold Trust (a)	5,000	810,050

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,720,558)		1,739,850

EXCHANGE-TRADED NOTES - 0.79%

Credit Intermediation and Related Activities - 0.79%
VelocityShares Daily Inverse VIX (a)	20,000	331,400

TOTAL EXCHANGE-TRADED NOTES
(Cost $319,494)		331,400

SHORT-TERM INVESTMENTS - 4.64%

Money Market Funds - 4.64%
STIT-STIC Prime Portfolio 0.056% (c)	1,200,000	1,200,000
STIT Treasury Portfolio 0.020% (c)	748,138	748,138
		1,948,138

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,948,138)		1,948,138

12

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
December 31, 2012 (Unaudited) (Continued)

Value
Total Investments
(Cost $37,564,573) - 99.50%	$41,775,840

Other Assets in Excess of Liabilities - 0.50%	210,183

TOTAL NET ASSETS - 100.00%	$41,986,023

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) Non-income producing security.

(b) Foreign issued security.

(c) Variable rate security. The rate listed is as of December 31, 2012.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows**:

Cost of investments	$37,564,573
Gross unrealized appreciation	4,792,336
Gross unrealized depreciation	(581,069)
Net unrealized appreciation	$4,211,267

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

13

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

December 31, 2012 (Unaudited)

Security Valuation

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks, foreign issued common stocks, preferred securities, exchange-traded funds, and exchange-traded notes which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and municipal bonds are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

14

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

December 31, 2012 (Unaudited) (Continued)

The following is a summary of the inputs used, as of December 31, 2012, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$25,086,886	$-	$-	$25,086,886
Exchange-Traded Funds*	1,399,550	-	-	1,399,550
Corporate Bonds*	-	9,580,172	-	9,580,172
Municipal Bonds	-	246,005	-	246,005
Money Market Funds	1,688,772	-	-	1,688,772
Total	$28,175,208	$9,826,177	$-	$38,001,385

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$37,026,352	$-	$-	$37,026,352
Preferred Securities*	730,100	-	-	730,100
Exchange-Traded Funds*	1,739,850	-	-	1,739,850
Exchange-Traded Notes*	331,400	-	-	331,400
Money Market Funds	1,948,138	-	-	1,948,138
Total	$41,775,840	$-	$-	$41,775,840

* For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of December 31, 2012, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

15

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Vice President/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wisconsin Capital Funds, Inc.

By (Signature and Title)*	/s/ Thomas G. Plumb
Thomas G. Plumb, President
(Principal Executive Officer)

Date	February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas G. Plumb
Thomas G. Plumb, President
(Principal Executive Officer)

Date	February 21, 2013

By (Signature and Title)*	/s/ Timothy R. O’Brien
Timothy R. O’Brien, Chief Financial Officer
(Principal Accounting Officer)

Date	February 21, 2013

* Print the name and title of each signing officer under his or her signature.

17